FEDERAL HOME LOAN BANK ADVANCES AND REPURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
The following is a summary of the Bank’s borrowings from the Federal Home Loan Bank of Indianapolis as of December 31, 2012 and 2011 (000s omitted):

December 31, 2012

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2013	95,000	2.59%	—	—
2014	12,000	0.47%	—	—
	$107,000	2.35%	$—	0.00%

December 31, 2011

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2013	95,000	2.76%	—	—
2014	12,000	0.72%	—	—
	$107,000	2.53%	$—	0.00%

Schedule of Repurchase Agreements [Table Text Block]
The following is a summary of the Bank’s borrowings under repurchase agreements as of December 31, 2012 and 2011 (000s omitted):

Securities Sold Under Agreements to Repurchase
December 31, 2012

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2016	—	—	15,000	4.65%
	$—	—	$15,000	4.65%

Securities Sold Under Agreements to Repurchase
December 31, 2011

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2012	—	—	5,000	4.12%
2016	—	—	15,000	4.65%
	$—	—	$20,000	4.52%